Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Statement Of Financial Position [Abstract]
Accounts receivable, allowance	$ 1,523	$ 1,290
Net investment in finance leases, allowance current	126	100
Container leaseback financing receivable, allowance current	45	38
Containers, accumulated depreciation	1,913,327	1,851,664
Net investment in finance leases, allowance non current	761	643
Container leaseback financing receivable, allowance non current	76	75
Debt, net of unamortized costs current	10,129	8,624
Debt, net of unamortized costs non current	$ 27,899	$ 32,019
Preferred stock shares, par value	$ 0.01	$ 0.01
Preferred stock shares, liquidation preference per share	$ 25,000	$ 25,000
Preferred stock shares, Authorized	10,000,000	10,000,000
Preferred stock shares, issued	12,000	12,000
Preferred stock shares, outstanding	12,000	12,000
Depository shares issued	12,000,000	12,000,000
Depositary per share equivalent to liquidation preference per share	$ 25.00	$ 25.00
Common shares, par value	$ 0.01	$ 0.01
Common shares, Authorized	140,000,000	140,000,000
Common shares, issued	59,647,685	59,503,710
Common shares, outstanding	48,018,141	48,831,855
Treasury shares, at cost, shares	11,629,544	10,671,855